Notes and Other Debts Payable, net (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Line of credit	[1]		$ 140,142	$ 8,680
Line of Credit [Member]
Debt Instrument [Line Items]
Interest rates			5.50%
Maximum borrowing capacity			$ 195,000
Line of credit			$ 65,500
LOC2 [Member]
Debt Instrument [Line Items]
Interest rates			5.25%
Maximum borrowing capacity			$ 100,000
Line of credit			74,600
Proceeds from line of credit			$ 70,000
Construction Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates			4.00%
Construction Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rates			5.50%
Related Party Loan [Member]
Debt Instrument [Line Items]
Interest rates			8.25%
EB-5 notes payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates				4.00%
EB-5 notes payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rates				6.00%
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Interest rates		1.00%
Proceeds from loan		$ 4,300

[1]	Carrying amount approximates fair value due to the variable interest rate terms of these loans.